SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total	$ 10,544,627	$ 13,127,502
Latam Logistic Properties SA [member]
IfrsStatementLineItems [Line Items]
Trade payables		6,276,451	$ 1,875,979
Accrued interest		752,874	2,650,535
Accrued development cost		1,308,567	2,411,190
Accrued employee benefits and related obligations		976,268	307,673
Accrued professional service fees		3,007,558	268,939
Other accrued expenses		805,784	1,077,606
Total		$ 13,127,502	$ 8,591,922